Property, plant, equipment and development costs - Distribution Of Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 135,172	$ 157,416	$ 188,116
Cost of sales of goods
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	126,256	149,954	164,543
Unabsorbed cost due to production stoppage
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	9	8	10,420
Cost of sales of services
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	2,442	2,783	9,037
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	2,409	1,758	2,065
Property, plant, equipment and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	3,864	2,400	1,799
Exploration in non-operating areas
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	35	163	98
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	103	198	103
Other, net
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 54	$ 152	$ 51